Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Summary of Contract Assets and Liabilities (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Billed services (accounts receivable)	$ 722,420	$ 535,088
Unbilled services (unbilled revenue)	428,684	422,769
Unbilled services (unbilled revenue)	1,151,104	957,857
Allowance for credit losses (note 18)	(7,149)	(7,380)	$ (8,889)
Accounts receivable and unbilled revenue, net	1,143,955	950,477
Unearned revenue (payments on account)	(660,883)	(366,988)
Net balance	(232,199)	$ 55,781
Change in unbilled receivables	5,915
Change in unearned revenue (payments on account)	(293,895)
Change in advance payments netted against unbilled contracts receivable	$ (287,980)
Change in unbilled receivables (in percent)	1.40%
Change in unearned revenue (payments on account) (in percent)	80.10%
Change in advance payments netted against unbilled contracts receivable (in percent)	516.30%